Schedule of Investments (unaudited)	iShares® MSCI USA Value Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.3%
General Dynamics Corp.	309,657	$73,243,170
Huntington Ingalls Industries Inc.	65,500	13,934,470
L3Harris Technologies Inc.	335,651	77,958,301
Northrop Grumman Corp.	193,940	85,217,236
Raytheon Technologies Corp.	2,525,090	239,656,292
Textron Inc.	354,828	24,571,839
		514,581,308
Air Freight & Logistics — 0.8%
FedEx Corp.	498,574	99,086,597

Auto Components — 0.6%
BorgWarner Inc.	1,124,712	41,423,143
Lear Corp.	271,574	34,745,178
		76,168,321
Automobiles — 5.0%
Ford Motor Co.	21,525,205	304,796,903
General Motors Co.(a)	7,756,343	294,042,963
		598,839,866
Banks — 3.8%
Citigroup Inc.	4,123,018	198,770,698
Citizens Financial Group Inc.	661,099	26,047,301
Fifth Third Bancorp.	656,285	24,630,376
Regions Financial Corp.	1,082,598	22,431,430
Wells Fargo & Co.	4,296,357	187,450,056
		459,329,861
Beverages — 0.5%
Molson Coors Beverage Co., Class B	1,003,258	54,316,388

Biotechnology — 3.6%
AbbVie Inc.	2,031,106	298,328,849
Biogen Inc.(a)	174,488	36,195,791
Gilead Sciences Inc.	1,663,625	98,719,507
Novavax Inc.(a)(b)	64,066	2,887,455
		436,131,602
Building Products — 0.7%
Johnson Controls International PLC	1,001,889	59,983,094
Owens Corning	272,222	24,753,147
		84,736,241
Capital Markets — 1.6%
Bank of New York Mellon Corp. (The)	859,925	36,168,446
Franklin Resources Inc.	343,375	8,443,591
Goldman Sachs Group Inc. (The)	437,913	133,778,042
Invesco Ltd.	585,337	10,758,494
		189,148,573
Chemicals — 1.9%
Corteva Inc.	880,956	50,822,352
Dow Inc.	544,948	36,239,042
DuPont de Nemours Inc.	506,464	33,391,172
Eastman Chemical Co.	151,533	15,557,893
LyondellBasell Industries NV, Class A	446,502	47,342,607
Mosaic Co. (The)	653,339	40,781,420
		224,134,486
Communications Equipment — 3.8%
Cisco Systems Inc.	8,218,813	402,557,461
F5 Inc.(a)	127,471	21,339,920
Juniper Networks Inc.	1,099,139	34,644,861
		458,542,242
Security	Shares	Value

Consumer Finance — 0.9%
Ally Financial Inc.	614,600	$24,559,416
Capital One Financial Corp.	669,912	83,484,433
		108,043,849
Containers & Packaging — 0.4%
International Paper Co.	473,572	21,916,912
Westrock Co.	404,077	20,013,934
		41,930,846
Distributors — 0.4%
LKQ Corp.	854,974	42,432,360

Diversified Financial Services — 0.2%
Equitable Holdings Inc.	778,980	22,457,993

Diversified Telecommunication Services — 7.0%
AT&T Inc.	38,434,326	724,871,388
Liberty Global PLC, Class A(a)(b)	630,400	14,347,904
Liberty Global PLC, Class C, NVS(a)	1,785,474	42,315,734
Lumen Technologies Inc.	5,863,726	58,989,084
		840,524,110
Electric Utilities — 2.1%
Constellation Energy Corp.	565,150	33,462,532
Edison International	422,670	29,075,469
Evergy Inc.	287,298	19,493,169
Exelon Corp.	1,694,468	79,267,213
NRG Energy Inc.	517,384	18,574,086
PG&E Corp.(a)(b)	2,758,002	34,888,725
PPL Corp.	1,230,729	34,841,938
		249,603,132
Electrical Equipment — 0.1%
Sensata Technologies Holding PLC(a)(b)	229,304	10,412,695

Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics Inc.(a)(b)	353,781	41,696,629
Corning Inc.	2,127,962	74,882,983
TE Connectivity Ltd.	587,275	73,280,174
		189,859,786
Entertainment — 1.8%
Warner Bros. Discovery Inc.(a)	12,062,862	218,940,945

Equity Real Estate Investment Trusts (REITs) — 1.9%
Iron Mountain Inc.	502,329	26,990,137
Public Storage.	222,645	82,712,617
Simon Property Group Inc.	465,697	54,952,246
Ventas Inc.	304,425	16,910,809
Weyerhaeuser Co.	977,013	40,272,476
		221,838,285
Food & Staples Retailing — 1.9%
Kroger Co. (The)	2,093,764	112,979,505
Walgreens Boots Alliance Inc.	2,775,552	117,683,405
		230,662,910
Food Products — 2.5%
Conagra Brands Inc.	1,150,643	40,191,960
JM Smucker Co. (The)	316,162	43,292,062
Kraft Heinz Co. (The)	2,879,163	122,738,719
Tyson Foods Inc., Class A	995,305	92,722,614
		298,945,355
Gas Utilities — 0.2%
Atmos Energy Corp.	91,504	10,376,554

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Value Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
UGI Corp.	314,308	$10,780,764
		21,157,318
Health Care Providers & Services — 5.9%
Anthem Inc.	271,837	136,443,145
Cardinal Health Inc.	389,284	22,597,936
Centene Corp.(a)	933,720	75,211,146
Cigna Corp.	611,265	150,847,977
CVS Health Corp.	2,308,962	221,960,517
DaVita Inc.(a)(b)	72,429	7,849,131
McKesson Corp.	175,907	54,462,566
Quest Diagnostics Inc.	112,884	15,108,395
Universal Health Services Inc., Class B	129,872	15,913,216
		700,394,029
Household Durables — 3.4%
DR Horton Inc.	1,442,694	100,397,075
Lennar Corp., Class A	1,540,925	117,865,353
Mohawk Industries Inc.(a)(b)	293,809	41,444,698
Newell Brands Inc.	1,479,818	34,257,787
PulteGroup Inc.	1,492,472	62,325,631
Whirlpool Corp.	257,300	46,705,096
		402,995,640
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	1,166,802	29,193,386

Insurance — 2.8%
Alleghany Corp.(a)(b)	11,298	9,450,777
American International Group Inc.	1,394,701	81,603,956
Everest Re Group Ltd.	57,129	15,693,908
Hartford Financial Services Group Inc. (The)	323,623	22,630,956
Lincoln National Corp.	396,275	23,835,941
Loews Corp.	310,974	19,541,606
MetLife Inc.	1,119,377	73,520,681
Principal Financial Group Inc.	319,084	21,742,384
Prudential Financial Inc.	611,866	66,393,580
		334,413,789
IT Services — 7.2%
Cognizant Technology Solutions Corp., Class A	1,109,397	89,750,217
Fidelity National Information Services Inc.	1,676,504	166,225,372
Fiserv Inc.(a)	1,190,529	116,576,600
Global Payments Inc.	630,434	86,356,849
International Business Machines Corp.	2,719,703	359,571,934
SS&C Technologies Holdings Inc.	473,835	30,638,171
Western Union Co. (The)	953,340	15,977,978
		865,097,121
Machinery — 1.4%
Cummins Inc.	234,168	44,302,244
PACCAR Inc.	658,272	54,669,490
Snap-on Inc.	91,013	19,339,352
Stanley Black & Decker Inc.	150,638	18,099,156
Westinghouse Air Brake Technologies Corp.	375,819	33,789,886
		170,200,128
Media — 1.4%
DISH Network Corp., Class A(a)(b)	930,753	26,535,768
Fox Corp., Class A, NVS	1,032,839	37,016,950
Fox Corp., Class B.	508,612	16,906,263
Paramount Global, Class B, NVS	2,870,290	83,582,845
		164,041,826
Security	Shares	Value

Metals & Mining — 0.9%
Nucor Corp.	479,104	$74,155,717
Steel Dynamics Inc.	362,233	31,061,480
		105,217,197
Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	1,064,230	11,685,245
Annaly Capital Management Inc.	2,426,371	15,577,302
		27,262,547
Multi-Utilities — 0.2%
Consolidated Edison Inc.	291,049	26,991,884

Oil, Gas & Consumable Fuels — 3.5%
Coterra Energy Inc.	789,603	22,732,670
Devon Energy Corp.	1,174,143	68,299,898
Diamondback Energy Inc.	283,891	35,835,561
EOG Resources Inc.	1,256,256	146,680,451
Kinder Morgan Inc.	4,723,413	85,729,946
Pioneer Natural Resources Co.	237,589	55,232,315
		414,510,841
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	3,373,510	253,924,098
Jazz Pharmaceuticals PLC(a)	104,021	16,666,244
Pfizer Inc.	6,179,083	303,207,603
Viatris Inc.	3,025,482	31,253,229
		605,051,174
Professional Services — 0.2%
Clarivate PLC(a)(b)	442,306	6,935,358
Leidos Holdings Inc.	200,198	20,722,495
		27,657,853
Real Estate Management & Development — 0.8%
CBRE Group Inc., Class A(a)	1,155,854	95,982,116

Road & Rail — 0.3%
AMERCO	17,726	9,491,918
Knight-Swift Transportation Holdings Inc.	450,441	21,571,620
		31,063,538
Semiconductors & Semiconductor Equipment — 12.2%
Applied Materials Inc.	1,685,337	185,976,938
Intel Corp.	15,977,093	696,441,484
Micron Technology Inc.	5,661,947	386,088,166
NXP Semiconductors NV	461,044	78,792,419
ON Semiconductor Corp.(a)(b)	892,928	46,530,478
Qorvo Inc.(a)	295,977	33,676,263
Skyworks Solutions Inc.	331,489	37,557,704
		1,465,063,452
Software — 0.3%
VMware Inc., Class A	318,772	34,440,127

Specialty Retail — 0.5%
Best Buy Co. Inc.	677,609	60,937,377

Technology Hardware, Storage & Peripherals — 3.7%
Dell Technologies Inc., Class C	658,554	30,958,623
Hewlett Packard Enterprise Co.	6,669,863	102,782,589
HP Inc.	4,302,363	157,595,557
NetApp Inc.	406,692	29,790,189
Seagate Technology Holdings PLC	573,823	47,076,439
Western Digital Corp.(a)	1,404,237	74,522,858
		442,726,255

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Value Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 1.7%
Altria Group Inc.	3,617,808	$201,041,591
Trading Companies & Distributors — 0.3%
United Rentals Inc.(a)(b)	128,033	40,525,005

Total Common Stocks — 99.8%
(Cost: $12,114,562,531)		11,936,631,945

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	63,475,858	63,475,858
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	17,187,000	17,187,000
		80,662,858

Total Short-Term Investments — 0.7%
(Cost: $80,646,527)		80,662,858

Total Investments in Securities — 100.5%
(Cost: $12,195,209,058)		12,017,294,803

Other Assets, Less Liabilities — (0.5)%		(55,940,357)

Net Assets — 100.0%		$11,961,354,446

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,321,859	$47,185,370	(a)	$—		$(47,061)	$15,690	$63,475,858	63,475,858	$137,042	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,377,000	—		(8,190,000	)(a)	—	—	17,187,000	17,187,000	11,852		—
						$(47,061)	$15,690	$80,662,858		$148,894		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	102	06/17/22	$9,493	$(609,926)
S&P 500 E-Mini Index	68	06/17/22	14,033	(371,782)
				$(981,708)

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Value Factor ETF
April 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,936,631,945	$—	$—	$11,936,631,945
Money Market Funds	80,662,858	—	—	80,662,858
	$12,017,294,803	$—	$—	$12,017,294,803
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(981,708)	$—	$—	$(981,708)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4